AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Common Stocks — 94.8%
Aerospace & Defense — 1.0%
AAR Corp.*	16,337	$978,096
AerSale Corp.*(a)	54,400	390,592
Archer Aviation, Inc. (Class A Stock)*(a)	24,447	112,945
Ducommun, Inc.*	7,599	389,829
Kratos Defense & Security Solutions, Inc.*(a)	64,562	1,186,650
Leonardo DRS, Inc.*	79,456	1,755,183
Moog, Inc. (Class A Stock)	20,482	3,269,951
National Presto Industries, Inc.	5,400	452,520
V2X, Inc.*	61,494	2,872,385
		11,408,151
Air Freight & Logistics — 0.2%
Hub Group, Inc. (Class A Stock)	42,427	1,833,695
Radiant Logistics, Inc.*	51,204	277,526
		2,111,221
Automobile Components — 1.2%
Adient PLC*	128,093	4,216,822
Fox Factory Holding Corp.*	3,400	177,038
Goodyear Tire & Rubber Co. (The)*	284,547	3,906,830
Modine Manufacturing Co.*(a)	18,922	1,801,185
Patrick Industries, Inc.(a)	5,822	695,554
Phinia, Inc.	56,580	2,174,370
		12,971,799
Automobiles — 0.1%
Thor Industries, Inc.(a)	9,244	1,084,691
Banks — 13.6%
1st Source Corp.	8,858	464,336
Amalgamated Financial Corp.	28,231	677,544
Ameris Bancorp	92,291	4,465,039
Arrow Financial Corp.	8,100	202,662
Associated Banc-Corp.	48,228	1,037,384
Atlantic Union Bankshares Corp.(a)	52,431	1,851,339
Axos Financial, Inc.*	5,464	295,275
Banc of California, Inc.	184,917	2,812,588
Bank of Marin Bancorp(a)	20,700	347,139
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	62,930	2,013,131
BankUnited, Inc.	55,187	1,545,236
Banner Corp.	51,351	2,464,848
BayCom Corp.	11,500	237,015
BCB Bancorp, Inc.	16,800	175,560
Berkshire Hills Bancorp, Inc.	17,500	401,100
BOK Financial Corp.	5,100	469,200
Bridgewater Bancshares, Inc.*	20,569	239,423
Brookline Bancorp, Inc.	104,519	1,041,009
Business First Bancshares, Inc.	24,277	540,892
Byline Bancorp, Inc.	28,195	612,395
Cambridge Bancorp	8,100	552,096
Camden National Corp.	14,200	475,984
Capitol Federal Financial, Inc.	119,552	712,530
Cathay General Bancorp	9,700	366,951
Central Pacific Financial Corp.	47,567	939,448
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Civista Bancshares, Inc.	12,200	$187,636
CNB Financial Corp.	19,018	387,777
Columbia Banking System, Inc.	22,500	435,375
Community Bank System, Inc.	34,689	1,666,113
Community Trust Bancorp, Inc.	15,900	678,135
ConnectOne Bancorp, Inc.	184,876	3,605,082
CrossFirst Bankshares, Inc.*	34,884	482,795
Customers Bancorp, Inc.*	40,578	2,153,069
CVB Financial Corp.(a)	89,183	1,591,025
Dime Community Bancshares, Inc.	60,884	1,172,626
Eagle Bancorp, Inc.	30,700	721,143
Eastern Bankshares, Inc.	240,721	3,317,135
Enterprise Financial Services Corp.	37,426	1,517,998
Equity Bancshares, Inc. (Class A Stock)	16,860	579,478
FB Financial Corp.	45,018	1,695,378
Financial Institutions, Inc.	19,308	363,377
First BanCorp. (Puerto Rico)	128,505	2,253,978
First Bancshares, Inc. (The)	18,176	471,667
First Busey Corp.	8,800	211,640
First Business Financial Services, Inc.	7,800	292,500
First Citizens BancShares, Inc. (Class A Stock)	896	1,464,960
First Commonwealth Financial Corp.	24,175	336,516
First Financial Bankshares, Inc.(a)	41,471	1,360,663
First Financial Corp.	34,076	1,306,133
First Foundation, Inc.	51,800	391,090
First Hawaiian, Inc.	33,200	729,072
First Internet Bancorp	15,600	541,944
First Interstate BancSystem, Inc. (Class A Stock)	7,300	198,633
First Merchants Corp.	124,755	4,353,949
First Mid Bancshares, Inc.	10,982	358,892
First of Long Island Corp. (The)	34,300	380,387
Flushing Financial Corp.	43,729	551,423
FNB Corp.	12,453	175,587
FS Bancorp, Inc.	7,800	270,738
German American Bancorp, Inc.	26,726	925,789
Glacier Bancorp, Inc.(a)	45,688	1,840,313
Great Southern Bancorp, Inc.	5,200	285,064
Hancock Whitney Corp.	55,289	2,545,505
Hanmi Financial Corp.	62,314	992,039
Heartland Financial USA, Inc.	17,295	607,919
Heritage Commerce Corp.	182,142	1,562,778
Heritage Financial Corp.	57,285	1,110,756
Hilltop Holdings, Inc.	21,300	667,116
Home Bancorp, Inc.	5,700	218,367
Home BancShares, Inc.(a)	153,107	3,761,839
HomeTrust Bancshares, Inc.	9,046	247,318
Hope Bancorp, Inc.	192,459	2,215,203
Horizon Bancorp, Inc.	45,300	581,199
Independent Bank Corp.	17,400	441,090
Independent Bank Group, Inc.	4,200	191,730
Investar Holding Corp.	17,500	286,300
Kearny Financial Corp.	56,400	363,216
Lakeland Bancorp, Inc.	44,700	540,870
Lakeland Financial Corp.	8,081	535,932
Live Oak Bancshares, Inc.(a)	18,767	779,018
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Macatawa Bank Corp.	5,532	$54,158
Mercantile Bank Corp.	8,861	341,060
Mid Penn Bancorp, Inc.	3,644	72,916
Midland States Bancorp, Inc.	6,051	152,062
MidWestOne Financial Group, Inc.	10,300	241,432
MVB Financial Corp.	2,683	59,858
National Bank Holdings Corp. (Class A Stock)	12,322	444,454
NBT Bancorp, Inc.	36,215	1,328,366
Northeast Bank	3,700	204,758
Northeast Community Bancorp, Inc.	14,094	221,699
Northfield Bancorp, Inc.	61,200	594,864
Northrim BanCorp, Inc.	8,100	409,131
OceanFirst Financial Corp.	303,350	4,977,973
OFG Bancorp (Puerto Rico)	58,338	2,147,422
Old National Bancorp(a)	238,024	4,143,998
Old Second Bancorp, Inc.	77,206	1,068,531
Origin Bancorp, Inc.	41,540	1,297,710
Orrstown Financial Services, Inc.	4,517	120,920
Pacific Premier Bancorp, Inc.	97,769	2,346,456
Parke Bancorp, Inc.	5,200	89,570
Pathward Financial, Inc.	31,328	1,581,437
PCB Bancorp	16,300	266,179
Peapack-Gladstone Financial Corp.	57,741	1,404,838
Pinnacle Financial Partners, Inc.(a)	34,167	2,934,262
Popular, Inc. (Puerto Rico)	30,247	2,664,458
Preferred Bank(a)	39,660	3,044,698
Premier Financial Corp.	54,383	1,103,975
Primis Financial Corp.	25,400	309,118
Provident Financial Services, Inc.(a)	43,100	627,967
QCR Holdings, Inc.	23,167	1,407,164
RBB Bancorp	16,700	300,767
S&T Bancorp, Inc.	28,596	917,360
Sandy Spring Bancorp, Inc.	37,300	864,614
Seacoast Banking Corp. of Florida	7,408	188,089
Shore Bancshares, Inc.	19,092	219,558
Sierra Bancorp	15,291	308,878
Simmons First National Corp. (Class A Stock)	36,200	704,452
SmartFinancial, Inc.	3,524	74,251
South Plains Financial, Inc.	2,191	58,631
Southern First Bancshares, Inc.*	8,483	269,420
Southside Bancshares, Inc.(a)	7,161	209,316
SouthState Corp.(a)	55,038	4,679,881
Stock Yards Bancorp, Inc.	24,693	1,207,735
Synovus Financial Corp.	22,100	885,326
Territorial Bancorp, Inc.	17,000	137,020
Texas Capital Bancshares, Inc.*	7,452	458,671
Tompkins Financial Corp.	7,700	387,233
Towne Bank	65,008	1,824,124
TriCo Bancshares	54,188	1,993,035
TrustCo Bank Corp.	18,800	529,408
UMB Financial Corp.	4,831	420,249
United Bankshares, Inc.	17,598	629,832
Unity Bancorp, Inc.	4,261	117,604
Univest Financial Corp.	30,700	639,174
Valley National Bancorp(a)	262,389	2,088,616
Veritex Holdings, Inc.	53,693	1,100,170
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
WaFd, Inc.	37,177	$1,079,248
Washington Trust Bancorp, Inc.(a)	22,600	607,488
WesBanco, Inc.	8,980	267,694
Western Alliance Bancorp	40,961	2,629,287
Wintrust Financial Corp.	49,382	5,154,987
WSFS Financial Corp.	7,682	346,765
Zions Bancorp NA	19,400	841,960
		149,645,676
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)*	99,700	928,207
Primo Water Corp.	148,853	2,710,613
		3,638,820
Biotechnology — 2.5%
2seventy bio, Inc.*(a)	38,523	206,098
Agios Pharmaceuticals, Inc.*	80,690	2,359,376
Alkermes PLC*(a)	24,895	673,908
Allogene Therapeutics, Inc.*	88,805	396,958
Arcellx, Inc.*(a)	29,077	2,022,305
Avidity Biosciences, Inc.*	47,532	1,213,017
Biohaven Ltd.*(a)	16,442	899,213
Bluebird Bio, Inc.*(a)	104,536	133,806
Catalyst Pharmaceuticals, Inc.*(a)	63,237	1,007,998
Crinetics Pharmaceuticals, Inc.*	31,067	1,454,246
Cytokinetics, Inc.*	15,717	1,101,919
Dynavax Technologies Corp.*(a)	58,405	724,806
Fate Therapeutics, Inc.*(a)	128,471	942,977
Geron Corp.*(a)	137,100	452,430
Halozyme Therapeutics, Inc.*	22,238	904,642
Intellia Therapeutics, Inc.*	17,480	480,875
Iovance Biotherapeutics, Inc.*(a)	138,731	2,055,993
Kymera Therapeutics, Inc.*	47,309	1,901,822
MacroGenics, Inc.*(a)	116,216	1,710,699
Myriad Genetics, Inc.*(a)	44,791	954,944
Prothena Corp. PLC (Ireland)*	17,602	436,001
Relay Therapeutics, Inc.*	24,766	205,558
REVOLUTION Medicines, Inc.*	15,613	503,207
SpringWorks Therapeutics, Inc.*(a)	31,703	1,560,422
Syndax Pharmaceuticals, Inc.*	39,202	933,008
Twist Bioscience Corp.*(a)	37,498	1,286,556
Veracyte, Inc.*	36,613	811,344
		27,334,128
Broadline Retail — 0.1%
Ollie’s Bargain Outlet Holdings, Inc.*	6,633	527,788
Savers Value Village, Inc.*(a)	23,693	456,801
		984,589
Building Products — 2.0%
Armstrong World Industries, Inc.	5,100	633,522
AZZ, Inc.	11,700	904,527
Gibraltar Industries, Inc.*	9,949	801,193
Griffon Corp.(a)	62,630	4,593,284
Insteel Industries, Inc.	20,900	798,798
Janus International Group, Inc.*	176,813	2,675,181
JELD-WEN Holding, Inc.*	22,500	477,675

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Masterbrand, Inc.*	110,469	$2,070,189
Quanex Building Products Corp.	4,219	162,136
Resideo Technologies, Inc.*	80,525	1,805,371
UFP Industries, Inc.	36,044	4,433,772
Zurn Elkay Water Solutions Corp.(a)	80,100	2,680,947
		22,036,595
Capital Markets — 2.4%
AssetMark Financial Holdings, Inc.*	10,150	359,412
BGC Group, Inc. (Class A Stock)	364,037	2,828,568
Blue Owl Capital Corp.(a)	60,244	926,553
Diamond Hill Investment Group, Inc.	2,500	385,425
Evercore, Inc. (Class A Stock)	24,775	4,771,417
Federated Hermes, Inc.	24,200	874,104
Golub Capital BDC, Inc.	58,102	966,236
Janus Henderson Group PLC	28,900	950,521
Open Lending Corp.*	73,332	459,058
Perella Weinberg Partners	171,261	2,419,918
Piper Sandler Cos.	11,700	2,322,333
PJT Partners, Inc. (Class A Stock)(a)	10,370	977,476
Stifel Financial Corp.	17,457	1,364,614
StoneX Group, Inc.*	25,266	1,775,189
Victory Capital Holdings, Inc. (Class A Stock)	49,980	2,120,651
Virtu Financial, Inc. (Class A Stock)	45,100	925,452
Virtus Investment Partners, Inc.	6,319	1,566,986
		25,993,913
Chemicals — 1.8%
AdvanSix, Inc.	19,700	563,420
Alto Ingredients, Inc.*	184,600	402,428
Ashland, Inc.	37,287	3,630,635
Avient Corp.	64,897	2,816,530
Cabot Corp.	5,900	543,980
Core Molding Technologies, Inc.*	12,000	227,160
Ecovyst, Inc.*	311,864	3,477,284
Element Solutions, Inc.	55,439	1,384,866
HB Fuller Co.	6,484	517,034
Ingevity Corp.*	17,000	810,900
Innospec, Inc.	4,900	631,806
Methanex Corp. (Canada)(a)	18,429	822,486
Minerals Technologies, Inc.	28,874	2,173,635
Orion SA (Germany)	29,185	686,431
Tronox Holdings PLC(a)	80,994	1,405,246
		20,093,841
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	57,634	2,571,629
ACCO Brands Corp.	24,405	136,912
Brady Corp. (Class A Stock)	29,641	1,757,118
BrightView Holdings, Inc.*	71,944	856,134
Brink’s Co. (The)	64,208	5,931,535
CoreCivic, Inc.*	139,782	2,181,997
Ennis, Inc.	20,300	416,353
Healthcare Services Group, Inc.*	56,400	703,872
Interface, Inc.	56,000	941,920
MillerKnoll, Inc.	30,583	757,235
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Quad/Graphics, Inc.(a)	36,500	$193,815
UniFirst Corp.	1,300	225,459
Vestis Corp.	39,645	763,959
Viad Corp.*	33,110	1,307,514
		18,745,452
Communications Equipment — 0.4%
Aviat Networks, Inc.*	39,577	1,517,382
Clearfield, Inc.*(a)	36,388	1,122,206
NETGEAR, Inc.*	49,575	781,798
Viavi Solutions, Inc.*	83,807	761,805
		4,183,191
Construction & Engineering — 1.6%
API Group Corp.*(a)	35,782	1,405,159
Arcosa, Inc.	33,869	2,907,992
Comfort Systems USA, Inc.	5,858	1,861,145
Granite Construction, Inc.(a)	81,654	4,664,893
MYR Group, Inc.*	9,650	1,705,638
Primoris Services Corp.	80,574	3,430,035
Tutor Perini Corp.*	75,200	1,087,392
Valmont Industries, Inc.	3,925	895,999
		17,958,253
Construction Materials — 0.3%
Knife River Corp.*	26,355	2,136,863
Summit Materials, Inc. (Class A Stock)*	21,224	945,954
		3,082,817
Consumer Finance — 1.5%
Bread Financial Holdings, Inc.	22,200	826,728
Encore Capital Group, Inc.*	34,232	1,561,322
Enova International, Inc.*	18,050	1,134,081
FirstCash Holdings, Inc.	35,097	4,476,271
LendingClub Corp.*	60,600	532,674
Navient Corp.	43,300	753,420
SLM Corp.	315,525	6,875,290
		16,159,786
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The)	29,693	1,703,488
Sprouts Farmers Market, Inc.*(a)	12,861	829,277
United Natural Foods, Inc.*	18,674	214,564
		2,747,329
Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	16,873	1,165,081
Myers Industries, Inc.	26,501	614,028
O-I Glass, Inc.*	15,873	263,333
Silgan Holdings, Inc.	9,800	475,888
TriMas Corp.	24,000	641,520
		3,159,850
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.*	43,422	2,231,891
Chegg, Inc.*	71,480	541,104
Frontdoor, Inc.*	58,135	1,894,038

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Graham Holdings Co. (Class B Stock)	600	$460,608
Laureate Education, Inc. (Class A Stock)	186,982	2,724,328
Perdoceo Education Corp.	87,906	1,543,629
Stride, Inc.*(a)	8,205	517,325
		9,912,923
Diversified REITs — 0.4%
American Assets Trust, Inc.	18,735	410,484
Armada Hoffler Properties, Inc.	17,305	179,972
Broadstone Net Lease, Inc.(a)	55,636	871,816
Empire State Realty Trust, Inc. (Class A Stock)	150,918	1,528,799
Essential Properties Realty Trust, Inc.	51,019	1,360,167
		4,351,238
Diversified Telecommunication Services — 0.1%
ATN International, Inc.	3,463	109,102
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	20,503	142,906
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	123,265	861,622
		1,113,630
Electric Utilities — 1.1%
ALLETE, Inc.(a)	15,200	906,528
IDACORP, Inc.	25,382	2,357,734
MGE Energy, Inc.(a)	21,462	1,689,489
Otter Tail Corp.(a)	8,600	743,040
PNM Resources, Inc.	23,700	892,068
Portland General Electric Co.	134,245	5,638,290
		12,227,149
Electrical Equipment — 1.5%
Acuity Brands, Inc.(a)	11,580	3,111,893
Atkore, Inc.(a)	13,563	2,581,853
Encore Wire Corp.(a)	21,309	5,599,579
EnerSys	15,545	1,468,381
Powell Industries, Inc.	8,537	1,214,815
Preformed Line Products Co.	1,400	180,138
Sensata Technologies Holding PLC	33,990	1,248,792
Thermon Group Holdings, Inc.*	29,800	975,056
		16,380,507
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.*	7,801	1,009,917
Avnet, Inc.	72,450	3,592,071
Belden, Inc.	25,367	2,349,238
Benchmark Electronics, Inc.	67,806	2,034,858
Coherent Corp.*	6,700	406,154
Crane NXT Co.(a)	14,800	916,120
CTS Corp.	12,348	577,763
Daktronics, Inc.*	77,908	775,964
ePlus, Inc.*	11,200	879,648
Insight Enterprises, Inc.*(a)	8,992	1,668,196
IPG Photonics Corp.*	8,700	789,003
Itron, Inc.*	28,981	2,681,322
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Kimball Electronics, Inc.*	22,600	$489,290
Knowles Corp.*	271,540	4,371,794
Methode Electronics, Inc.	40,600	494,508
OSI Systems, Inc.*	22,067	3,151,609
Plexus Corp.*	7,316	693,703
Rogers Corp.*	3,159	374,942
Sanmina Corp.*	15,300	951,354
ScanSource, Inc.*	34,927	1,538,185
TTM Technologies, Inc.*	141,894	2,220,641
Vishay Intertechnology, Inc.(a)	32,700	741,636
Vontier Corp.	19,300	875,448
		33,583,364
Energy Equipment & Services — 3.4%
Archrock, Inc.(a)	54,120	1,064,540
Cactus, Inc. (Class A Stock)(a)	37,566	1,881,681
ChampionX Corp.(a)	77,948	2,797,554
Core Laboratories, Inc.(a)	26,300	449,204
Dril-Quip, Inc.*(a)	29,400	662,382
Expro Group Holdings NV*(a)	148,371	2,962,969
Forum Energy Technologies, Inc.*	10,400	207,792
Helix Energy Solutions Group, Inc.*	56,889	616,677
Helmerich & Payne, Inc.(a)	18,588	781,811
Liberty Energy, Inc.(a)	183,181	3,795,510
National Energy Services Reunited Corp.*(a)	91,400	731,200
Newpark Resources, Inc.*	68,400	493,848
Noble Corp. PLC	76,247	3,697,217
Oil States International, Inc.*	55,988	344,886
Patterson-UTI Energy, Inc.	340,161	4,061,522
Precision Drilling Corp. (Canada)*	11,900	800,596
ProFrac Holding Corp. (Class A Stock)*(a)	28,400	237,424
ProPetro Holding Corp.*	79,200	639,936
Seadrill Ltd. (Norway)*	24,375	1,226,063
Select Water Solutions, Inc. (Class A Stock)	211,754	1,954,490
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	83,000	719,610
Tidewater, Inc.*	36,180	3,328,560
U.S. Silica Holdings, Inc.*	87,518	1,086,098
Weatherford International PLC*	24,357	2,811,285
		37,352,855
Entertainment — 0.1%
Vivid Seats, Inc. (Class A Stock)*	150,320	900,417
Financial Services — 4.3%
Cannae Holdings, Inc.*(a)	9,915	220,510
Enact Holdings, Inc.	88,320	2,753,817
Essent Group Ltd.	113,994	6,783,783
Euronet Worldwide, Inc.*	4,400	483,692
Federal Agricultural Mortgage Corp. (Class C Stock)	28,791	5,668,372
International Money Express, Inc.*	35,170	802,931
Jackson Financial, Inc. (Class A Stock)	28,475	1,883,336
Merchants Bancorp	63,817	2,755,618
MGIC Investment Corp.	171,593	3,836,819

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Mr. Cooper Group, Inc.*	77,713	$6,057,728
NCR Atleos Corp.*	13,900	274,525
NMI Holdings, Inc. (Class A Stock)*	117,093	3,786,788
PennyMac Financial Services, Inc.	41,363	3,767,756
Radian Group, Inc.(a)	90,908	3,042,691
Repay Holdings Corp.*	83,028	913,308
StoneCo Ltd. (Brazil) (Class A Stock)*	26,524	440,564
Voya Financial, Inc.(a)	21,328	1,576,566
Walker & Dunlop, Inc.(a)	26,284	2,656,261
		47,705,065
Food Products — 0.8%
B&G Foods, Inc.(a)	64,500	737,880
Cal-Maine Foods, Inc.	7,786	458,206
Dole PLC	71,368	851,420
Fresh Del Monte Produce, Inc.	15,693	406,606
Hain Celestial Group, Inc. (The)*	35,100	275,886
John B. Sanfilippo & Son, Inc.	7,226	765,378
Nomad Foods Ltd. (United Kingdom)	82,166	1,607,167
Simply Good Foods Co. (The)*	62,480	2,126,195
Utz Brands, Inc.(a)	45,478	838,614
WK Kellogg Co.	32,200	605,360
		8,672,712
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	21,982	2,358,669
New Jersey Resources Corp.(a)	34,320	1,472,671
Northwest Natural Holding Co.	37,063	1,379,485
ONE Gas, Inc.(a)	66,592	4,297,182
Southwest Gas Holdings, Inc.(a)	20,926	1,593,096
Spire, Inc.	23,301	1,429,982
		12,531,085
Ground Transportation — 0.4%
ArcBest Corp.	23,955	3,413,588
Heartland Express, Inc.(a)	41,100	490,734
Marten Transport Ltd.	19,900	367,752
PAM Transportation Services, Inc.*	7,987	129,469
		4,401,543
Health Care Equipment & Supplies — 1.7%
Alphatec Holdings, Inc.*	81,571	1,124,864
CONMED Corp.	12,133	971,610
Enovis Corp.*(a)	27,236	1,700,888
Haemonetics Corp.*	23,042	1,966,635
Inari Medical, Inc.*	9,716	466,174
Inmode Ltd.*	84,998	1,836,807
Integer Holdings Corp.*	4,572	533,461
Integra LifeSciences Holdings Corp.*	25,637	908,832
Lantheus Holdings, Inc.*	30,016	1,868,196
LivaNova PLC*	50,095	2,802,314
Neogen Corp.*(a)	66,956	1,056,566
Nevro Corp.*	42,376	611,909
QuidelOrtho Corp.*	14,670	703,280
RxSight, Inc.*	26,602	1,372,131
Sight Sciences, Inc.*(a)	110,357	582,685
Utah Medical Products, Inc.	2,600	184,886
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Zynex, Inc.*(a)	31,400	$388,418
		19,079,656
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	14,124	1,118,903
Addus HomeCare Corp.*	15,472	1,598,876
Amedisys, Inc.*	10,304	949,617
AMN Healthcare Services, Inc.*	21,772	1,360,968
NeoGenomics, Inc.*	201,465	3,167,030
Pediatrix Medical Group, Inc.*	192,192	1,927,686
PetIQ, Inc.*	70,380	1,286,546
R1 RCM, Inc.*	109,023	1,404,216
Select Medical Holdings Corp.	24,800	747,720
		13,561,562
Health Care REITs — 0.3%
CareTrust REIT, Inc.(a)	22,334	544,280
Community Healthcare Trust, Inc.	17,788	472,272
Global Medical REIT, Inc.	12,967	113,461
Sabra Health Care REIT, Inc.	106,816	1,577,672
		2,707,685
Health Care Technology — 0.2%
Evolent Health, Inc. (Class A Stock)*(a)	39,782	1,304,452
Health Catalyst, Inc.*	77,435	583,085
TruBridge, Inc.*	34,200	315,324
		2,202,861
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.	164,206	2,689,694
DiamondRock Hospitality Co.(a)	48,226	463,452
Park Hotels & Resorts, Inc.	54,400	951,456
Pebblebrook Hotel Trust(a)	148,349	2,286,058
RLJ Lodging Trust	283,260	3,348,133
Ryman Hospitality Properties, Inc.	25,271	2,921,581
Xenia Hotels & Resorts, Inc.(a)	56,013	840,755
		13,501,129
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.*	62,000	730,980
Bloomin’ Brands, Inc.(a)	58,405	1,675,055
Bowlero Corp. (Class A Stock)(a)	160,390	2,197,343
Boyd Gaming Corp.	47,891	3,224,022
Brinker International, Inc.*	35,362	1,756,784
Dave & Buster’s Entertainment, Inc.*(a)	24,529	1,535,515
Denny’s Corp.*	47,800	428,288
Dine Brands Global, Inc.	12,000	557,760
El Pollo Loco Holdings, Inc.*	43,500	423,690
Everi Holdings, Inc.*	165,734	1,665,627
Hilton Grand Vacations, Inc.*	15,300	722,313
International Game Technology PLC	50,622	1,143,551
Light & Wonder, Inc.*(a)	24,644	2,515,906
Marriott Vacations Worldwide Corp.	8,500	915,705
Monarch Casino & Resort, Inc.	9,300	697,407
Six Flags Entertainment Corp.*	9,700	255,304
Sweetgreen, Inc. (Class A Stock)*(a)	12,771	322,595
Travel + Leisure Co.	36,156	1,770,198

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
United Parks & Resorts, Inc.*	54,809	$3,080,814
Wyndham Hotels & Resorts, Inc.	17,350	1,331,613
		26,950,470
Household Durables — 2.5%
Beazer Homes USA, Inc.*	30,580	1,003,024
Century Communities, Inc.	44,289	4,273,889
Green Brick Partners, Inc.*	14,949	900,378
Helen of Troy Ltd.*	14,693	1,693,221
Installed Building Products, Inc.(a)	5,396	1,396,107
KB Home(a)	25,716	1,822,750
La-Z-Boy, Inc.(a)	38,075	1,432,382
Leggett & Platt, Inc.	27,600	528,540
M/I Homes, Inc.*	17,810	2,427,325
Meritage Homes Corp.	43,696	7,666,900
Taylor Morrison Home Corp.*	37,664	2,341,571
Tri Pointe Homes, Inc.*	42,246	1,633,230
Worthington Enterprises, Inc.	4,500	280,035
		27,399,352
Household Products — 0.1%
Central Garden & Pet Co.*	10,000	428,300
Central Garden & Pet Co. (Class A Stock)*	14,953	552,065
Energizer Holdings, Inc.(a)	19,600	577,024
		1,557,389
Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. (Class A Stock)	21,757	467,993
Clearway Energy, Inc. (Class C Stock)(a)	17,638	406,556
		874,549
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	6,372	334,785
Innovative Industrial Properties, Inc.(a)	9,733	1,007,755
Plymouth Industrial REIT, Inc.	27,837	626,332
STAG Industrial, Inc.(a)	71,763	2,758,570
Terreno Realty Corp.(a)	59,107	3,924,705
		8,652,147
Insurance — 3.2%
Ambac Financial Group, Inc.*	31,900	498,597
Assured Guaranty Ltd.	46,310	4,040,547
Axis Capital Holdings Ltd.	71,911	4,675,653
Brighthouse Financial, Inc.*	12,400	639,096
BRP Group, Inc. (Class A Stock)*	34,563	1,000,253
CNO Financial Group, Inc.	93,999	2,583,093
Employers Holdings, Inc.	39,583	1,796,672
Enstar Group Ltd.*(a)	10,131	3,148,310
First American Financial Corp.	7,873	480,647
Hanover Insurance Group, Inc. (The)	15,974	2,175,180
Horace Mann Educators Corp.	23,300	861,867
Kemper Corp.	44,791	2,773,459
Lincoln National Corp.	16,300	520,459
Mercury General Corp.	8,600	443,760
Oscar Health, Inc. (Class A Stock)*	123,474	1,836,058
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
ProAssurance Corp.	21,100	$271,346
RLI Corp.	5,210	773,529
Safety Insurance Group, Inc.	5,700	468,483
SiriusPoint Ltd. (Bermuda)*	34,700	441,037
Skyward Specialty Insurance Group, Inc.*(a)	44,491	1,664,408
Stewart Information Services Corp.	15,300	995,418
White Mountains Insurance Group Ltd.(a)	1,981	3,554,508
		35,642,380
Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*(a)	51,147	580,519
Cars.com, Inc.*	80,640	1,385,395
QuinStreet, Inc.*	30,384	536,581
TripAdvisor, Inc.*	43,670	1,213,589
		3,716,084
IT Services — 0.3%
DXC Technology Co.*	28,200	598,122
Fastly, Inc. (Class A Stock)*	38,895	504,468
Hackett Group, Inc. (The)	33,484	813,662
Information Services Group, Inc.	128,705	519,968
Unisys Corp.*	153,711	754,721
		3,190,941
Leisure Products — 0.3%
JAKKS Pacific, Inc.*	24,587	607,299
Johnson Outdoors, Inc. (Class A Stock)	9,300	428,823
Solo Brands, Inc. (Class A Stock)*(a)	136,816	296,891
Topgolf Callaway Brands Corp.*	78,925	1,276,217
Vista Outdoor, Inc.*	29,800	976,844
		3,586,074
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc.*	69,910	2,806,187
Machinery — 3.8%
AGCO Corp.	10,150	1,248,653
Albany International Corp. (Class A Stock)	4,600	430,146
Allison Transmission Holdings, Inc.	36,408	2,954,873
Atmus Filtration Technologies, Inc.*	73,406	2,367,343
Barnes Group, Inc.	22,800	847,020
Blue Bird Corp.*	42,819	1,641,680
Chart Industries, Inc.*(a)	14,107	2,323,705
Columbus McKinnon Corp.	40,897	1,825,233
Crane Co.	10,257	1,386,028
Douglas Dynamics, Inc.	7,700	185,724
Enerpac Tool Group Corp.	15,100	538,466
Enpro, Inc.(a)	12,076	2,038,067
ESCO Technologies, Inc.	18,363	1,965,759
Federal Signal Corp.	10,334	877,047
Flowserve Corp.	18,500	845,080
Gates Industrial Corp. PLC*(a)	219,477	3,886,938
Greenbrier Cos., Inc. (The)	16,500	859,650
Hillenbrand, Inc.	19,100	960,539
Kennametal, Inc.	7,300	182,062

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Lindsay Corp.	3,300	$388,278
Miller Industries, Inc.	7,600	380,760
Mueller Industries, Inc.	58,605	3,160,568
Mueller Water Products, Inc. (Class A Stock)	38,800	624,292
REV Group, Inc.	93,621	2,068,088
SPX Technologies, Inc.*	29,325	3,610,787
Standex International Corp.	9,987	1,819,831
Tennant Co.	2,400	291,864
Terex Corp.	13,124	845,186
Titan International, Inc.*	43,531	542,396
Wabash National Corp.(a)	26,900	805,386
		41,901,449
Marine Transportation — 0.2%
Matson, Inc.	15,382	1,728,937
Safe Bulkers, Inc. (Greece)	43,799	217,243
		1,946,180
Media — 1.2%
AMC Networks, Inc. (Class A Stock)*(a)	26,517	321,651
Emerald Holding, Inc.*	35,178	239,562
Gray Television, Inc.(a)	115,001	726,806
John Wiley & Sons, Inc. (Class A Stock)	9,039	344,657
Magnite, Inc.*	69,830	750,673
Nexstar Media Group, Inc.	22,472	3,871,701
Stagwell, Inc.*(a)	258,956	1,610,706
TEGNA, Inc.	285,820	4,270,151
Thryv Holdings, Inc.*	22,337	496,552
		12,632,459
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc.(a)	5,675	1,879,390
Arch Resources, Inc.(a)	13,699	2,202,662
Carpenter Technology Corp.(a)	30,281	2,162,669
Commercial Metals Co.	93,682	5,505,691
Compass Minerals International, Inc.	29,700	467,478
Constellium SE*	131,053	2,897,582
Eldorado Gold Corp. (Turkey)*	91,303	1,284,633
Haynes International, Inc.	4,000	240,480
Hecla Mining Co.(a)	154,434	742,828
Kaiser Aluminum Corp.	13,000	1,161,680
Olympic Steel, Inc.	2,839	201,228
Radius Recycling, Inc.	5,369	113,447
Ryerson Holding Corp.	16,478	552,013
SunCoke Energy, Inc.	26,624	300,052
Tredegar Corp.	111,302	725,689
Warrior Met Coal, Inc.	26,756	1,624,089
Worthington Steel, Inc.(a)	19,389	695,096
		22,756,707
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc.(a)	38,400	427,776
Ares Commercial Real Estate Corp.(a)	39,100	291,295
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
BrightSpire Capital, Inc.	202,017	$1,391,897
Dynex Capital, Inc.	14,729	183,376
Ellington Financial, Inc.(a)	5,641	66,620
Granite Point Mortgage Trust, Inc.(a)	79,279	378,161
Great Ajax Corp.	30,200	114,760
KKR Real Estate Finance Trust, Inc.(a)	25,136	252,868
Ladder Capital Corp.	278,254	3,096,967
MFA Financial, Inc.	65,459	746,887
PennyMac Mortgage Investment Trust	87,461	1,283,928
Redwood Trust, Inc.(a)	148,898	948,480
TPG RE Finance Trust, Inc.(a)	129,288	998,104
		10,181,119
Multi-Utilities — 0.5%
Avista Corp.	24,000	840,480
Black Hills Corp.	24,999	1,364,945
Northwestern Energy Group, Inc.(a)	30,801	1,568,695
Unitil Corp.	30,525	1,597,984
		5,372,104
Office REITs — 0.4%
City Office REIT, Inc.	19,471	101,444
COPT Defense Properties	65,863	1,591,909
Cousins Properties, Inc.	47,595	1,144,184
Easterly Government Properties, Inc.(a)	11,066	127,369
Hudson Pacific Properties, Inc.(a)	30,983	199,840
Piedmont Office Realty Trust, Inc. (Class A Stock)	28,967	203,638
SL Green Realty Corp.(a)	25,313	1,395,506
		4,763,890
Oil, Gas & Consumable Fuels — 6.0%
Baytex Energy Corp. (Canada)(a)	237,189	860,996
Berry Corp.	126,300	1,016,715
California Resources Corp.	61,777	3,403,913
Callon Petroleum Co.*(a)	23,200	829,632
Chord Energy Corp.(a)	28,158	5,018,882
Civitas Resources, Inc.(a)	44,032	3,342,469
CNX Resources Corp.*	40,743	966,424
CONSOL Energy, Inc.	4,301	360,252
Crescent Energy Co. (Class A Stock)(a)	64,800	771,120
CVR Energy, Inc.(a)	23,823	849,528
Delek US Holdings, Inc.	3,492	107,344
DHT Holdings, Inc.	97,219	1,118,018
Dorian LPG Ltd.(a)	37,047	1,424,828
Equitrans Midstream Corp.	177,439	2,216,213
Gulfport Energy Corp.*	11,994	1,920,479
International Seaways, Inc.(a)	20,144	1,071,661
Kinetik Holdings, Inc.	12,500	498,375
Kosmos Energy Ltd. (Ghana)*	313,079	1,865,951
Magnolia Oil & Gas Corp. (Class A Stock)(a)	6,351	164,808
Matador Resources Co.	36,865	2,461,476
Murphy Oil Corp.	99,780	4,559,946
Northern Oil & Gas, Inc.(a)	25,200	999,936

A7

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ovintiv, Inc.	21,395	$1,110,400
Par Pacific Holdings, Inc.*	78,723	2,917,474
PBF Energy, Inc. (Class A Stock)	52,052	2,996,634
Peabody Energy Corp.	74,815	1,815,012
Permian Resources Corp.	149,595	2,641,848
REX American Resources Corp.*	9,004	528,625
Scorpio Tankers, Inc. (Monaco)	16,592	1,187,158
SilverBow Resources, Inc.*	23,600	805,704
SM Energy Co.(a)	105,181	5,243,273
Talos Energy, Inc.*	65,600	913,808
Teekay Tankers Ltd. (Canada) (Class A Stock)	13,815	806,934
Uranium Energy Corp.*(a)	114,344	771,822
VAALCO Energy, Inc.	126,500	881,705
Vertex Energy, Inc.*(a)	132,600	185,640
Viper Energy, Inc.	97,387	3,745,504
Vital Energy, Inc.*(a)	17,000	893,180
World Kinect Corp.	105,040	2,778,308
		66,051,995
Paper & Forest Products — 0.1%
Mercer International, Inc. (Germany)	49,700	494,515
Sylvamo Corp.	9,100	561,834
		1,056,349
Passenger Airlines — 0.4%
Alaska Air Group, Inc.*	17,900	769,521
Blade Air Mobility, Inc.*	27,893	79,495
JetBlue Airways Corp.*	177,304	1,315,596
Joby Aviation, Inc.*(a)	40,264	215,815
SkyWest, Inc.*	31,258	2,159,303
Spirit Airlines, Inc.(a)	13,486	65,272
		4,605,002
Personal Care Products — 0.6%
BellRing Brands, Inc.*	59,323	3,501,837
Edgewell Personal Care Co.	26,435	1,021,448
Herbalife Ltd.*(a)	96,000	964,800
Medifast, Inc.(a)	20,400	781,728
Nu Skin Enterprises, Inc. (Class A Stock)	33,200	459,156
		6,728,969
Pharmaceuticals — 0.5%
ANI Pharmaceuticals, Inc.*	15,924	1,100,826
Intra-Cellular Therapies, Inc.*	11,559	799,883
Organon & Co.	45,317	851,960
Perrigo Co. PLC	32,953	1,060,757
Phibro Animal Health Corp. (Class A Stock)	30,500	394,365
Prestige Consumer Healthcare, Inc.*	8,660	628,370
SIGA Technologies, Inc.(a)	71,824	614,813
		5,450,974
Professional Services — 2.6%
Alight, Inc. (Class A Stock)*	272,913	2,688,193
ASGN, Inc.*	49,524	5,188,134
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Barrett Business Services, Inc.	9,180	$1,163,289
Concentrix Corp.(a)	21,322	1,411,943
Dun & Bradstreet Holdings, Inc.	88,771	891,261
First Advantage Corp.	73,327	1,189,364
FTI Consulting, Inc.*	7,296	1,534,276
Heidrick & Struggles International, Inc.	21,906	737,356
Huron Consulting Group, Inc.*	12,212	1,179,923
ICF International, Inc.	5,954	896,851
Kelly Services, Inc. (Class A Stock)	32,267	807,966
Kforce, Inc.(a)	9,500	669,940
Korn Ferry	13,800	907,488
Legalzoom.com, Inc.*	140,349	1,872,256
ManpowerGroup, Inc.	11,400	885,096
Maximus, Inc.	10,400	872,560
Parsons Corp.*	17,806	1,477,008
Resources Connection, Inc.	55,500	730,380
Science Applications International Corp.(a)	16,915	2,205,547
TrueBlue, Inc.*	69,570	871,016
TTEC Holdings, Inc.	30,700	318,359
Verra Mobility Corp.*	19,000	474,430
		28,972,636
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.*	40,509	250,346
Cushman & Wakefield PLC*	163,056	1,705,566
Forestar Group, Inc.*	27,813	1,117,804
Newmark Group, Inc. (Class A Stock)	130,570	1,448,021
Opendoor Technologies, Inc.*	154,340	467,650
Seritage Growth Properties (Class A Stock), REIT*(a)	85,400	824,110
		5,813,497
Residential REITs — 0.1%
Independence Realty Trust, Inc.(a)	54,939	886,166
UMH Properties, Inc.	21,706	352,506
Veris Residential, Inc.	19,882	302,405
		1,541,077
Retail REITs — 1.4%
Acadia Realty Trust	166,807	2,837,387
Agree Realty Corp.	13,559	774,490
Alexander’s, Inc.	3,100	673,134
InvenTrust Properties Corp.	27,321	702,423
Kimco Realty Corp.	12,839	251,773
Kite Realty Group Trust	76,044	1,648,634
Macerich Co. (The)(a)	61,707	1,063,212
Phillips Edison & Co., Inc.(a)	15,539	557,384
Regency Centers Corp.	2,242	135,775
Retail Opportunity Investments Corp.	141,444	1,813,312
SITE Centers Corp.	300,723	4,405,592
		14,863,116
Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc. (Class A Stock)*(a)	44,742	1,303,782
Amkor Technology, Inc.	87,000	2,804,880

A8

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Axcelis Technologies, Inc.*	8,148	$908,665
Cirrus Logic, Inc.*	6,700	620,152
Cohu, Inc.*	39,999	1,333,167
Diodes, Inc.*	12,200	860,100
MACOM Technology Solutions Holdings, Inc.*	7,785	744,557
NVE Corp.	5,400	486,972
Onto Innovation, Inc.*	5,091	921,878
Photronics, Inc.*	54,101	1,532,140
Semtech Corp.*(a)	86,734	2,384,318
Synaptics, Inc.*	35,899	3,502,307
Ultra Clean Holdings, Inc.*	48,780	2,240,953
Veeco Instruments, Inc.*	23,111	812,814
		20,456,685
Software — 1.4%
ACI Worldwide, Inc.*	29,200	969,732
Adeia, Inc.	197,178	2,153,184
Aurora Innovation, Inc.*(a)	31,055	87,575
InterDigital, Inc.(a)	33,385	3,554,167
LiveRamp Holdings, Inc.*	114,147	3,938,071
NCR Voyix Corp.*	59,271	748,593
ON24, Inc.	70,919	506,362
Pegasystems, Inc.	12,051	778,976
Tenable Holdings, Inc.*(a)	28,798	1,423,485
Verint Systems, Inc.*	25,273	837,800
Xperi, Inc.*	50,197	605,376
		15,603,321
Specialized REITs — 0.2%
PotlatchDeltic Corp.(a)	32,939	1,548,792
Uniti Group, Inc.(a)	59,745	352,495
		1,901,287
Specialty Retail — 3.0%
Aaron’s Co., Inc. (The)	57,900	434,250
Abercrombie & Fitch Co. (Class A Stock)*	14,744	1,847,866
Academy Sports & Outdoors, Inc.	20,301	1,371,130
Advance Auto Parts, Inc.	7,100	604,139
Asbury Automotive Group, Inc.*(a)	18,263	4,306,050
Beyond, Inc.*	11,986	430,417
Caleres, Inc.(a)	60,338	2,475,668
Carvana Co.*(a)	10,851	953,911
Designer Brands, Inc. (Class A Stock)	51,400	561,802
EVgo, Inc.*(a)	44,394	111,429
Foot Locker, Inc.(a)	36,004	1,026,114
Genesco, Inc.*	13,700	385,518
Group 1 Automotive, Inc.	19,992	5,842,262
Haverty Furniture Cos., Inc.	30,433	1,038,374
Hibbett, Inc.	8,100	622,161
Leslie’s, Inc.*(a)	73,700	479,050
LL Flooring Holdings, Inc.*	83,781	153,319
MarineMax, Inc.*(a)	16,700	555,442
ODP Corp. (The)*	15,695	832,620
OneWater Marine, Inc. (Class A Stock)*(a)	23,100	650,265
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
PetMed Express, Inc.(a)	62,900	$301,291
Revolve Group, Inc.*	15,700	332,369
Signet Jewelers Ltd.(a)	33,540	3,356,348
Sonic Automotive, Inc. (Class A Stock)(a)	13,800	785,772
Upbound Group, Inc.	12,700	447,167
Urban Outfitters, Inc.*	24,052	1,044,338
Valvoline, Inc.*(a)	28,457	1,268,328
Zumiez, Inc.*	12,600	191,394
		32,408,794
Technology Hardware, Storage & Peripherals — 0.0%
CPI Card Group, Inc.*	11,600	207,176
Turtle Beach Corp.*	5,920	102,061
		309,237
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.(a)	5,900	499,612
Crocs, Inc.*(a)	11,134	1,601,069
G-III Apparel Group Ltd.*	42,758	1,240,409
Hanesbrands, Inc.*	101,700	589,860
Kontoor Brands, Inc.(a)	24,868	1,498,297
Oxford Industries, Inc.(a)	2,100	236,040
Steven Madden Ltd.(a)	69,585	2,942,054
Under Armour, Inc. (Class A Stock)*	29,852	220,308
		8,827,649
Tobacco — 0.2%
Universal Corp.	18,990	982,163
Vector Group Ltd.	100,252	1,098,762
		2,080,925
Trading Companies & Distributors — 2.3%
Beacon Roofing Supply, Inc.*	81,347	7,973,633
BlueLinx Holdings, Inc.*	5,167	672,950
Boise Cascade Co.	19,005	2,914,797
DNOW, Inc.*	196,328	2,984,186
Global Industrial Co.	6,479	290,130
GMS, Inc.*	13,934	1,356,335
Herc Holdings, Inc.	16,308	2,744,636
Hudson Technologies, Inc.*	19,689	216,776
MRC Global, Inc.*	19,600	246,372
Rush Enterprises, Inc. (Class A Stock)	61,927	3,314,333
Titan Machinery, Inc.*	35,790	887,950
WESCO International, Inc.	8,130	1,392,506
		24,994,604
Water Utilities — 0.1%
American States Water Co.(a)	9,435	681,584
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*(a)	46,993	412,598
Telephone & Data Systems, Inc.	39,735	636,555
		1,049,153

Total Common Stocks (cost $923,725,425)		1,040,851,818

A9

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Unaffiliated Exchange-Traded Funds — 3.5%
iShares Russell 2000 Value ETF(a)	133,427	$21,189,542
Vanguard Small-Cap Value ETF	92,012	17,655,263

Total Unaffiliated Exchange-Traded Funds (cost $35,897,263)		38,844,805

Total Long-Term Investments (cost $959,622,688)		1,079,696,623
Short-Term Investments — 17.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	17,192,884	17,192,884
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $171,756,128; includes $170,879,849 of cash collateral for securities on loan)(b)(wb)	171,820,203	171,734,293

Total Short-Term Investments (cost $188,949,012)		188,927,177

TOTAL INVESTMENTS—115.5% (cost $1,148,571,700)		1,268,623,800

Liabilities in excess of other assets(z) — (15.5)%		(170,267,773)

Net Assets — 100.0%		$1,098,356,027

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $168,571,230; cash collateral of $170,879,849 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
25	Russell 2000 E-Mini Index	Jun. 2024	$2,682,375	$49,047
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10